Annual Fund Operating Expenses	Jan. 31, 2024
Prospectus #1 | Parametric TABS Short-Term Municipal Bond Fund | Class A
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.75%
Prospectus #1 | Parametric TABS Short-Term Municipal Bond Fund | Class C
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.50%
Prospectus #1 | Parametric TABS Short-Term Municipal Bond Fund | Class I
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.50%
Prospectus #1 | Parametric TABS Intermediate-Term Municipal Bond Fund | Class A
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.00%
Expense Reimbursement	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	0.85%
Prospectus #1 | Parametric TABS Intermediate-Term Municipal Bond Fund | Class C
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.75%
Expense Reimbursement	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	1.60%
Prospectus #1 | Parametric TABS Intermediate-Term Municipal Bond Fund | Class I
Operating Expenses:
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.75%
Expense Reimbursement	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	0.60%
Prospectus #2 | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.81%
Expense Reimbursement	(0.16%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	0.65%
Prospectus #2 | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class C
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.56%
Expense Reimbursement	(0.16%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	1.40%
Prospectus #2 | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class I
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.56%
Expense Reimbursement	(0.16%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	0.40%
Prospectus #2 | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%	[3]
Total Annual Fund Operating Expenses	0.68%
Expense Reimbursement	(0.03%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	0.65%
Prospectus #2 | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class C
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%	[3]
Total Annual Fund Operating Expenses	1.43%
Expense Reimbursement	(0.03%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	1.40%
Prospectus #2 | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class I
Operating Expenses:
Management Fees	0.32%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%	[3]
Total Annual Fund Operating Expenses	0.43%
Expense Reimbursement	(0.03%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	0.40%
Prospectus #3 | Eaton Vance High Yield Municipal Income Fund
Operating Expenses:
Interest Expense	0.22%
Expenses other than Interest Expense	0.10%
Prospectus #3 | Eaton Vance High Yield Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.01%
Prospectus #3 | Eaton Vance High Yield Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.44%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.77%
Prospectus #3 | Eaton Vance High Yield Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.44%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.76%
Prospectus #4 | Eaton Vance High Yield Municipal Income Fund
Operating Expenses:
Interest Expense	0.22%
Expenses other than Interest Expense	0.07%
Total Annual Fund Operating Expenses After Expense Reimbursement (1)		[5]
Prospectus #4 | Eaton Vance High Yield Municipal Income Fund | Class W
Operating Expenses:
Management Fees	0.44%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.73%
Expense Reimbursement	(0.44%)
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	0.29%	[5]

[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.85% for Class A shares, 1.60% for Class C shares and 0.60% for Class I shares. This expense reimbursement will continue through June 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of the reimbursement, or (ii) the expense limit in effect at the time of recoupment.
[2]	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65% for Class A shares, 1.40% for Class C shares and 0.40% for Class I shares. This expense reimbursement will continue through June 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator and the sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[3]	“Other Expenses” have been restated to exclude the fees associated with investing in 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), in which the Fund invested in prior to May 19, 2023.
[4]	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.65% for Class A shares, 1.40% for Class C shares and 0.40% for Class I shares. This expense reimbursement will continue through June 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator and the sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[5]	The investment adviser has agreed to reimburse the total amount of the advisory fees paid by Class W shares. This expense reimbursement will continue through June 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. Pursuant to this arrangement, the investment adviser, may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.